LEASES	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES
NOTE 6 – LEASES

The Company enters into lease agreements in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarter offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Period ended,
	June 30, 2022	June 30, 2021
Operating lease cost	$2,326	2,195
Short-term lease cost	712	883
Total lease cost	$3,038	3,078

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$2,337	2,215

Right-of-use assets obtained in exchange for new operating lease liabilities	$1,931	2,647

Weighted-average remaining lease term - operating leases	3.6 years	4.3 years

Weighted-average discount rate - operating leases	5.1%	5.0%

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2022	December 31, 2021
Operating lease ROU assets	$10,270	10,938

Other current liabilities	$3,506	3,317
Operating lease liabilities	6,933	8,298
Total operating lease liabilities	$10,439	11,615

Maturities of operating lease liabilities as of June 30, 2022 were as follows:

Year ending December 31,
2022 (excluding the six months ended June 30, 2022)	$2,114
2023	3,514
2024	2,924
2025	1,245
2026	871
Thereafter	865
Total future minimum lease payments	11,533
Less: imputed interest	1,094
Total	$10,439